Guarantees and commitments - Guarantees maturity (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Guarantees
Maturity less than 1 year	SFr 39,092	SFr 34,698
Maturity greater than 1 year	12,626	20,371
Total gross amount	51,718	55,069
Total net amount	50,613	53,956
Carrying value	1,295	910
Collateral received	8,107	8,406
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,100	2,916
Maturity greater than 1 year	1,120	1,486
Total gross amount	3,220	4,402
Total net amount	2,991	4,193
Carrying value	10	25
Collateral received	1,729	1,729
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,481	4,295
Maturity greater than 1 year	2,547	2,704
Total gross amount	7,028	6,999
Total net amount	6,155	6,100
Carrying value	90	78
Collateral received	2,932	3,144
Derivatives
Guarantees
Maturity less than 1 year	28,755	23,529
Maturity greater than 1 year	7,474	14,660
Total gross amount	36,229	38,189
Total net amount	36,229	38,189
Carrying value	1,158	755
Other guarantees
Guarantees
Maturity less than 1 year	3,756	3,958
Maturity greater than 1 year	1,485	1,521
Total gross amount	5,241	5,479
Total net amount	5,238	5,474
Carrying value	37	52
Collateral received	SFr 3,446	SFr 3,533